Exhibit 10.1

FIRST AMENDMENT TO

RECEIVABLES PURCHASE AGREEMENT

This First Amendment to Receivables Purchase Agreement, dated as of December 14, 2022 (this “Amendment”), is by and among Carvana, LLC, an Arizona limited liability company (“Carvana”), as the seller (the “Seller”), and Carvana Receivables Depositor LLC, a Delaware limited liability company (the “Depositor”), as the purchaser (the “Purchaser”).

WHEREAS, Seller and Purchaser are parties to that certain Receivables Purchase Agreement, dated as of June 3, 2021 (as amended, supplemented and modified from time to time, the “Receivables Purchase Agreement”);

WHEREAS, the Seller and the Purchaser desire to amend the Receivables Purchase Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in Part I of Appendix A of the Receivables Purchase Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of December 31, 2022, the Receivables Purchase Agreement is hereby amended as follows:

The definition of “Charged-Off Receivable” set forth in Part I of Appendix A of the Receivables Purchase Agreement is hereby amended and restated in full to read as follows:

“Charged-Off Receivable: A Receivable which has been charged off by the Servicer at the earlier of (a) the date on which the Servicer has repossessed and liquidated the Financed Vehicle, (b) the end of the calendar month in which more than 10% of a Scheduled Payment is 120 days or more past due from the scheduled due date for such payment or (c) the date on which the Servicer has charged-off in full the related Principal Balance or has determined that such Principal Balance should be charged-off in full on the servicing records of the Servicer in accordance with its Customary Servicing Practices.”

SECTION 3. Receivables Purchase Agreement in Full Force and Effect as Amended. Except as specifically amended hereby, all provisions of the Receivables Purchase Agreement shall remain in full force and effect. After this Amendment becomes effective, all references to the “Agreement,” the “Receivables Purchase Agreement,” “hereof,” “herein,” or words of similar effect referring to the Receivables Purchase Agreement shall be deemed to mean the Receivables Purchase Agreement as amended hereby. This Amendment shall not constitute a novation of the Receivables Purchase Agreement, but shall constitute an amendment thereof. This Amendment shall not be deemed to expressly or impliedly waive, amend or supplement any provision of the Receivables Purchase Agreement other than as expressly set forth herein.

CRVNA 2021-N2: Amendment to Receivables Purchase Agreement

SECTION 4. Conditions to Effectiveness. This Amendment shall become effective as of December 31, 2022, subject to:

(a) the mutual receipt by each of the Seller and the Purchaser of the executed counterparts to this Amendment;

(b) the receipt by the Purchaser of an Opinion of Counsel to the effect that this Amendment shall not materially and adversely affect the interests of the Noteholders or Unaffiliated Certificateholders; and

(c) the receipt by the Purchaser, the Grantor Trust Trustee and the Owner Trustee of an Opinion of Counsel to the effect that this Amendment would not cause the Grantor Trust or the Issuing Entity to fail to qualify as a grantor trust for United States federal income tax purposes.

SECTION 5. Miscellaneous.

(a) Governing Law; Consent to Jurisdiction; Waiver of Objection to Venue. THIS AMENDMENT SHALL BE GOVERNED BY, AND CONSTRUED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK (WITHOUT REFERENCE TO ITS CONFLICT OF LAWS PROVISIONS (OTHER THAN §§ 5-1401 AND 5-1402 OF THE NEW YORK GENERAL OBLIGATIONS LAW)). EACH OF THE PARTIES HERETO HEREBY AGREES TO THE JURISDICTION OF THE COURTS OF THE STATE OF NEW YORK, LOCATED IN THE BOROUGH OF MANHATTAN AND THE FEDERAL COURTS LOCATED WITHIN THE STATE OF NEW YORK IN THE BOROUGH OF MANHATTAN. EACH OF THE PARTIES HERETO HEREBY WAIVES ANY OBJECTION BASED ON FORUM NON CONVENIENS, AND ANY OBJECTION TO VENUE OF ANY ACTION INSTITUTED HEREUNDER IN ANY OF THE AFOREMENTIONED COURTS AND CONSENTS TO THE GRANTING OF SUCH LEGAL OR EQUITABLE RELIEF AS IS DEEMED APPROPRIATE BY SUCH COURT.

(b) Waiver of Jury Trial. TO THE EXTENT PERMITTED BY APPLICABLE LAW, EACH OF THE PARTIES HERETO WAIVES ANY RIGHT TO HAVE A JURY PARTICIPATE IN RESOLVING ANY DISPUTE, WHETHER SOUNDING IN CONTRACT, TORT OR OTHERWISE BETWEEN THE PARTIES HERETO ARISING OUT OF, CONNECTED WITH, RELATED TO, OR INCIDENTAL TO THE RELATIONSHIP BETWEEN ANY OF THEM IN CONNECTION WITH THIS AMENDMENT OR THE TRANSACTIONS CONTEMPLATED HEREBY. INSTEAD, ANY SUCH DISPUTE RESOLVED IN COURT WILL BE RESOLVED IN A BENCH TRIAL WITHOUT A JURY.

(c) Severability of Provisions. If any one or more of the covenants, agreements, provisions or terms of this Amendment shall for any reason whatsoever be held invalid, then such covenants, agreements, provisions or terms shall be deemed severable from the remaining covenants, agreements, provisions and terms of this Amendment and shall in no way affect the validity or enforceability of the other covenants, agreements, provisions or terms of this Amendment.

2	CRVNA 2021-N2: Amendment to Receivables Purchase Agreement

(d) No Waiver; Cumulative Remedies. No failure to exercise and no delay in exercising, on the part of the Purchaser or the Seller, any right, remedy, power or privilege hereunder shall operate as a waiver thereof; nor shall any single or partial exercise of any right, remedy, power or privilege hereunder preclude any other or further exercise thereof or the exercise of any other right, remedy, power or privilege. The rights, remedies, powers and privileges herein provided are cumulative and not exhaustive of any rights, remedies, powers and privileges provided by law.

(e) Counterparts. This Amendment may be executed in two (2) or more counterparts (and by different parties on separate counterparts), each of which shall be an original, but all of which together shall constitute one and the same instrument. Delivery of an executed counterpart of this Amendment by email or facsimile shall be effective as delivery of a manually executed counterpart of this Amendment. This Amendment shall be valid, binding, and enforceable against a party when executed and delivered by an authorized individual on behalf of the party by means of (i) an original manual signature; (ii) a faxed, scanned, or photocopied manual signature, or (iii) any other electronic signature permitted by the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, including any relevant provisions of the Uniform Commercial Code (collectively, “Signature Law”), in each case to the extent applicable. Each faxed, scanned, or photocopied manual signature, or other electronic signature, shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any faxed, scanned, or photocopied manual signature, or other electronic signature, of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. For the avoidance of doubt, original manual signatures shall be used for execution or indorsement of writings when required under the UCC or other Signature Law due to the character or intended character of the writings.

[Signatures follow]

3	CRVNA 2021-N2: Amendment to Receivables Purchase Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

CARVANA, LLC, as Seller

By:	/s/ Paul W. Breaux
Name: Paul W. Breaux
Title: Vice President, Secretary

CARVANA RECEIVABLES DEPOSITOR LLC, as Purchaser

By:	/s/ Paul W. Breaux
Name: Paul W. Breaux
Title: Vice President, Secretary

S-1	CRVNA 2021-N2: Amendment to Receivables Purchase Agreement